UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/08

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries
Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:

Michael E. Leonetti           Buffalo Grove, IL             05/13/08

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     31
Form 13F Information Table Value Total:               $110,567
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 03/31/08


                        TITLE                   VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS     CUSIP     (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------   ----------    ------    --------  --------    ---  ----  ------- --------  ------  ------   ----
3M Co                 COM            88579y101    5129    64800     SH           Sole                            64800
Agco Corp             COM            001084102     743    12400     SH           Sole                            12400
Agrium Inc            COM            008916108    1174    18900     SH           Sole                            18900
America Movil ADR     SPON ADR L SHS 02364w105    1831    28750     SH           Sole                            28750
Burlington Northern
  Santa Fe 	      COM            12189T104    3172    34400     SH           Sole                            34400
Canadian Pacific
  Ly Ltd      	      COM            13645t100    2668    41500     SH           Sole                            41500
Claymore BRIC         BNY BRI&C PTF  18383M100    3630    79600     SH           Sole                            79600
Com De Bebidas
  Das Ame             SPON ADR PFD   20441w203     944    12500     SH           Sole                            12500
Companhia Vale
  Do Rio              SPONSORED ADR  204412209    1552    44800     SH           Sole                            44800
Diamonds Trust        UNIT SER 1     252787106    7528    61500     SH           Sole                            61500
Flowers Foods Inc     COM            343498101     374    15100     SH           Sole                            15100
General
  Dynamics Corp       COM            369550108    6058    72666     SH           Sole                            72666
Gerdau
  Ameristeel Corp     COM            37373p105     315    22300     SH           Sole                            22300
Haemonetics
  Corporation         COM            405024100     477     8000     SH           Sole                             8000
Illinois Tool
  Wks Inc Com         COM            452308109    2308    47860     SH           Sole                            47860
L-3 Communications
  Holdings            COM            502424104    1170    10700     SH           Sole                            10700
Mechel Oao ADS        SPONSORED ADR  583840103    4074    35800     SH           Sole                            35800
Midcap Spdr Tr
  Ut Ser 1            UNIT SER 1     595635103    9062    64200     SH           Sole                            64200
Partner Commun
  Co Lt               ADR            70211m109     714    31800     SH           Sole                            31800
Powershares QQQ
  Tr Unit      	      DYNAMIC MKT PT 73935a104    4477   102400     SH           Sole                           102400
Semicndctr Hldrs      DEP RCPT       816636203    3067   106800     SH           Sole                           106800
Stericycle Inc        COM            858912108    4249    82500     SH           Sole                            82500
Streettracks
  Gold Trust          GOLD SHS       863307104    5190    57400     SH           Sole                            57400
Techne Corp           COM            878377100    1115    16550     SH           Sole                            16550
Technology SPDR       SBI INT-TECH   81369Y803    2321   103600     SH           Sole                           103600
Thermo Fisher
  Scientific          COM            883556102    3558    62600     SH           Sole                            62600
United Technologies   COM            913017109    5529    80341     SH           Sole                            80341
Waste Connections Inc COM            941053100    3236   105275     SH           Sole                           105275
iPath DJ-AIG
  Cmmdties Indx       DJAIG CMTDY 36 06738C778    6243   101671     SH           Sole                           101671
iShares MSCI EAFE     MSCI EAFE IDX  464287465   12830   178441     SH           Sole                           178441
iShares MSCI
  Emerging Mkts       MSCI EMERG MKT 464287234    5831    43391     SH           Sole                            43391
REPORT SUMMARY                    31 DATA RECORDS 110567          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
